Fair Value (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Recurring Fair Value Measurements
The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below.

	December 31, 2013
	Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$15,454	$1,248	$16,702
Foreign corporate	—	7,783	734	8,517
U.S. Treasury and agency	4,365	3,929	—	8,294
RMBS	—	4,266	422	4,688
State and political subdivision	—	2,224	—	2,224
ABS	—	1,682	419	2,101
CMBS	—	1,532	72	1,604
Foreign government	—	1,122	—	1,122
Total fixed maturity securities	4,365	37,992	2,895	45,252
Equity securities:
Non-redeemable preferred stock	—	136	81	217
Common stock	86	84	31	201
Total equity securities	86	220	112	418
Short-term investments (1)	391	1,671	—	2,062
Mortgage loans held by CSEs - FVO	—	1,598	—	1,598
Other invested assets:
FVO securities	—	9	—	9
Derivative assets: (2)
Interest rate	—	1,011	23	1,034
Foreign currency exchange rate	—	77	—	77
Credit	—	32	6	38
Equity market	—	305	6	311
Total derivative assets	—	1,425	35	1,460
Total other invested assets	—	1,434	35	1,469
Net embedded derivatives within asset host contracts (3)	—	—	912	912
Separate account assets (4)	259	97,368	153	97,780
Total assets	$5,101	$140,283	$4,107	$149,491
Liabilities
Derivative liabilities: (2)
Interest rate	$3	$574	$12	$589
Foreign currency exchange rate	—	90	—	90
Credit	—	1	—	1
Equity market	3	64	94	161
Total derivative liabilities	6	729	106	841
Net embedded derivatives within liability host contracts (3)	—	—	(1,211)	(1,211)
Long-term debt of CSEs	—	1,461	—	1,461
Total liabilities	$6	$2,190	$(1,105)	$1,091

	December 31, 2012
	Fair Value Hierarchy			Total Estimated Fair Value
	Level 1	Level 2	Level 3
	(In millions)
Assets
Fixed maturity securities:
U.S. corporate	$—	$17,461	$1,434	$18,895
Foreign corporate	—	8,577	868	9,445
U.S. Treasury and agency	5,082	3,782	—	8,864
RMBS	—	5,460	278	5,738
State and political subdivision	—	2,304	25	2,329
ABS	—	1,910	343	2,253
CMBS	—	2,231	125	2,356
Foreign government	—	1,085	3	1,088
Total fixed maturity securities	5,082	42,810	3,076	50,968
Equity securities:
Non-redeemable preferred stock	—	47	93	140
Common stock	70	81	26	177
Total equity securities	70	128	119	317
Short-term investments (1)	1,233	1,285	13	2,531
Mortgage loans held by CSEs - FVO	—	2,666	—	2,666
Other invested assets:
FVO securities	—	9	—	9
Derivative assets: (2)
Interest rate	—	1,643	148	1,791
Foreign currency exchange rate	—	76	—	76
Credit	—	13	10	23
Equity market	—	469	11	480
Total derivative assets	—	2,201	169	2,370
Total other invested assets	—	2,210	169	2,379
Net embedded derivatives within asset host contracts (3)	—	—	3,551	3,551
Separate account assets (4)	201	85,772	141	86,114
Total assets	$6,586	$134,871	$7,069	$148,526
Liabilities
Derivative liabilities: (2)
Interest rate	$7	$767	$29	$803
Foreign currency exchange rate	—	67	—	67
Credit	—	3	—	3
Equity market	27	8	62	97
Total derivative liabilities	34	845	91	970
Net embedded derivatives within liability host contracts (3)	—	—	1,261	1,261
Long-term debt of CSEs	—	2,559	—	2,559
Total liabilities	$34	$3,404	$1,352	$4,790
______________

(1)
Short-term investments as presented in the tables above differ from the amounts presented in the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

(2)
Derivative assets are presented within other invested assets in the consolidated balance sheets and derivative liabilities are presented within other liabilities in the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation in the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3)
Net embedded derivatives within asset host contracts are presented primarily within premiums, reinsurance and other receivables in the consolidated balance sheets. Net embedded derivatives within liability host contracts are presented primarily within PABs and other liabilities in the consolidated balance sheets. At December 31, 2013 and 2012, equity securities also included embedded derivatives of ($30) million and ($14) million, respectively.

(4)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2013				December 31, 2012				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities: (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(10)	-	240	51	9	-	500	105	Decrease
			•	Illiquidity premium (4)	30	-	30	30	30	-	30	30	Decrease
			•	Credit spreads (4)	(112)	-	538	208	(157)	-	876	282	Decrease
			•	Offered quotes (5)	99	-	100	100	100	-	100	100	Increase
	•	Consensus pricing	•	Offered quotes (5)	33	-	103	87	35	-	555	96	Increase
RMBS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	(96)	-	2,406	295	40	-	2,367	436	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	10	-	100	95	100	-	100	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	78	-	100	95					Increase (6)
CMBS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	341	-	1,879	746	10	-	9,164	413	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	97	-	104	101	100	-	104	102	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	101	-	101	101					Increase (6)
ABS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	30	-	875	319	—	-	900	152	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	—	-	104	101	97	-	102	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	58	-	106	98	50	-	111	100	Increase (6)
Derivatives:
Interest rate	•	Present value techniques	•	Swap yield (7)	248	-	450		221	-	353		Increase (11)
Credit	•	Present value techniques	•	Credit spreads (8)	98	-	100		100	-	100		Decrease (8)
	•	Consensus pricing	•	Offered quotes (9)
Equity market	•	Present value techniques	•	Volatility (10)	17%	-	28%		18%	-	26%		Increase (11)
Embedded derivatives:
Direct and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.10%		0%	-	0.10%		Decrease (12)
				Ages 41 - 60	0.04%	-	0.65%		0.05%	-	0.64%		Decrease (12)
				Ages 61 - 115	0.26%	-	100%		0.32%	-	100%		Decrease (12)
			•	Lapse rates:
				Durations 1 - 10	0.50%	-	100%		0.50%	-	100%		Decrease (13)
				Durations 11 - 20	3%	-	100%		3%	-	100%		Decrease (13)
				Durations 21 - 116	3%	-	100%		3%	-	100%		Decrease (13)
			•	Utilization rates	20%	-	50%		20%	-	50%		Increase (14)
			•	Withdrawal rates	0.07%	-	10%		0.07%	-	10%		(15)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (16)
			•	Nonperformance risk spread	0.03%	-	0.44%		0.10%	-	0.67%		Decrease (17)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)	At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value Inputs, Quantitative Information
The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

					December 31, 2013				December 31, 2012				Impact of Increase in Input on Estimated Fair Value (2)
	Valuation Techniques		Significant Unobservable Inputs		Range			Weighted Average (1)	Range			Weighted Average (1)
Fixed maturity securities: (3)
U.S. corporate and foreign corporate	•	Matrix pricing	•	Delta spread adjustments (4)	(10)	-	240	51	9	-	500	105	Decrease
			•	Illiquidity premium (4)	30	-	30	30	30	-	30	30	Decrease
			•	Credit spreads (4)	(112)	-	538	208	(157)	-	876	282	Decrease
			•	Offered quotes (5)	99	-	100	100	100	-	100	100	Increase
	•	Consensus pricing	•	Offered quotes (5)	33	-	103	87	35	-	555	96	Increase
RMBS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	(96)	-	2,406	295	40	-	2,367	436	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	10	-	100	95	100	-	100	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	78	-	100	95					Increase (6)
CMBS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	341	-	1,879	746	10	-	9,164	413	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	97	-	104	101	100	-	104	102	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	101	-	101	101					Increase (6)
ABS	•	Matrix pricing and discounted cash flow	•	Credit spreads (4)	30	-	875	319	—	-	900	152	Decrease (6)
	•	Market pricing	•	Quoted prices (5)	—	-	104	101	97	-	102	100	Increase (6)
	•	Consensus pricing	•	Offered quotes (5)	58	-	106	98	50	-	111	100	Increase (6)
Derivatives:
Interest rate	•	Present value techniques	•	Swap yield (7)	248	-	450		221	-	353		Increase (11)
Credit	•	Present value techniques	•	Credit spreads (8)	98	-	100		100	-	100		Decrease (8)
	•	Consensus pricing	•	Offered quotes (9)
Equity market	•	Present value techniques	•	Volatility (10)	17%	-	28%		18%	-	26%		Increase (11)
Embedded derivatives:
Direct and ceded guaranteed minimum benefits	•	Option pricing techniques	•	Mortality rates:
				Ages 0 - 40	0%	-	0.10%		0%	-	0.10%		Decrease (12)
				Ages 41 - 60	0.04%	-	0.65%		0.05%	-	0.64%		Decrease (12)
				Ages 61 - 115	0.26%	-	100%		0.32%	-	100%		Decrease (12)
			•	Lapse rates:
				Durations 1 - 10	0.50%	-	100%		0.50%	-	100%		Decrease (13)
				Durations 11 - 20	3%	-	100%		3%	-	100%		Decrease (13)
				Durations 21 - 116	3%	-	100%		3%	-	100%		Decrease (13)
			•	Utilization rates	20%	-	50%		20%	-	50%		Increase (14)
			•	Withdrawal rates	0.07%	-	10%		0.07%	-	10%		(15)
			•	Long-term equity volatilities	17.40%	-	25%		17.40%	-	25%		Increase (16)
			•	Nonperformance risk spread	0.03%	-	0.44%		0.10%	-	0.67%		Decrease (17)
______________

(1)	The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2)
The impact of a decrease in input would have the opposite impact on the estimated fair value. For embedded derivatives, changes to direct guaranteed minimum benefits are based on liability positions and changes to ceded guaranteed minimum benefits are based on asset positions.

(3)	Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4)	Range and weighted average are presented in basis points.

(5)	Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(6)
Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

(7)
Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curve is utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(8)
Represents the risk quoted in basis points of a credit default event on the underlying instrument. The range being provided is a single quoted spread in the valuation model. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9)	At both December 31, 2013 and 2012, independent non-binding broker quotations were used in the determination of less than 1% of the total net derivative estimated fair value.

(10)
Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)	Changes are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(12)
Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)
Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)
The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract’s withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)
The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)
Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)
Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

Fair Value, Measured on Recurring Basis, Unobservable Input Reconciliation
The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	RMBS	State and Political Subdivision	ABS	CMBS	Foreign Government
	(In millions)
Year Ended December 31, 2013:
Balance at January 1,	$1,434	$868	$—	$278	$25	$343	$125	$3
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	7	—	—	1	—	1	1	—
Net investment gains (losses)	—	(7)	—	(1)	—	2	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—
OCI	(39)	(5)	—	13	—	(5)	3	—
Purchases (3)	150	53	—	170	—	184	37	—
Sales (3)	(243)	(129)	—	(49)	(2)	(53)	(71)	(3)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	218	30	—	14	—	—	—	—
Transfers out of Level 3 (4)	(279)	(76)	—	(4)	(23)	(53)	(23)	—
Balance at December 31,	$1,248	$734	$—	$422	$—	$419	$72	$—
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$7	$—	$—	$1	$—	$—	$—	$—
Net investment gains (losses)	$—	$(3)	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:			Net Derivatives: (6)
	Non- redeemable Preferred Stock	Common Stock	Short-term Investments	Interest Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)
	(In millions)
Year Ended December 31, 2013:
Balance at January 1,	$93	$26	$13	$119	$10	$(51)	$2,290	$141
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	8	—	—	—	—	—	6
Net derivative gains (losses)	—	—	—	(16)	(4)	(40)	(108)	—
OCI	12	7	—	(58)	—	—	—	—
Purchases (3)	3	2	—	—	—	—	—	9
Sales (3)	(27)	(12)	(13)	—	—	—	—	(6)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	(19)	—	3	(59)	—
Transfers into Level 3 (4)	—	—	—	—	—	—	—	3
Transfers out of Level 3 (4)	—	—	—	(15)	—	—	—	—
Balance at December 31,	$81	$31	$—	$11	$6	$(88)	$2,123	$153
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$(3)	$(2)	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$(8)	$(4)	$(36)	$(83)	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	RMBS	State and Political Subdivision	ABS	CMBS	Foreign Government
	(In millions)
Year Ended December 31, 2012:
Balance at January 1,	$1,432	$580	$—	$239	$23	$220	$147	$2
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	7	—	—	—	—	—	—	—
Net investment gains (losses)	—	(24)	—	(4)	—	—	(1)	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—
OCI	66	44	—	39	2	8	6	1
Purchases (3)	227	269	—	61	—	148	22	—
Sales (3)	(183)	(56)	—	(63)	—	(15)	(71)	—
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	76	68	—	6	—	—	39	—
Transfers out of Level 3 (4)	(191)	(13)	—	—	—	(18)	(17)	—
Balance at December 31,	$1,434	$868	$—	$278	$25	$343	$125	$3
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$7	$1	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$(16)	$—	$(2)	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:			Net Derivatives: (6)
	Non- redeemable Preferred Stock	Common Stock	Short-term Investments	Interest Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)
	(In millions)
Year Ended December 31, 2012:
Balance at January 1,	$76	$21	$10	$174	$(1)	$43	$1,009	$130
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—
Net investment gains (losses)	—	(2)	—	—	—	—	—	16
Net derivative gains (losses)	—	—	—	1	10	(91)	1,296	—
OCI	20	9	—	1	—	—	—	—
Purchases (3)	—	—	13	—	—	—	—	1
Sales (3)	(3)	(2)	(10)	—	—	—	—	(5)
Issuances (3)	—	—	—	(10)	—	—	—	—
Settlements (3)	—	—	—	(47)	—	(3)	(15)	—
Transfers into Level 3 (4)	—	—	—	—	—	—	—	1
Transfers out of Level 3 (4)	—	—	—	—	1	—	—	(2)
Balance at December 31,	$93	$26	$13	$119	$10	$(51)	$2,290	$141
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$—	$(4)	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$3	$11	$(88)	$1,305	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Fixed Maturity Securities:
	U.S. Corporate	Foreign Corporate	U.S. Treasury and Agency	RMBS	State and Political Subdivision	ABS	CMBS	Foreign Government
	(In millions)
Year Ended December 31, 2011:
Balance at January 1,	$1,510	$880	$34	$282	$32	$321	$130	$14
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	6	1	—	1	—	—	—	—
Net investment gains (losses)	32	(20)	—	(5)	—	(6)	—	—
Net derivative gains (losses)	—	—	—	—	—	—	—	—
OCI	80	22	—	(9)	(8)	8	19	—
Purchases (3)	76	282	—	16	—	166	17	—
Sales (3)	(175)	(515)	—	(34)	(1)	(46)	(19)	(12)
Issuances (3)	—	—	—	—	—	—	—	—
Settlements (3)	—	—	—	—	—	—	—	—
Transfers into Level 3 (4)	40	3	—	1	—	—	—	—
Transfers out of Level 3 (4)	(137)	(73)	(34)	(13)	—	(223)	—	—
Balance at December 31,	$1,432	$580	$—	$239	$23	$220	$147	$2
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$6	$1	$—	$1	$—	$—	$—	$—
Net investment gains (losses)	$—	$(9)	$—	$(5)	$—	$(2)	$—	$—
Net derivative gains (losses)	$—	$—	$—	$—	$—	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Equity Securities:			Net Derivatives: (6)
	Non- redeemable Preferred Stock	Common Stock	Short-term Investments	Interest Rate	Credit	Equity Market	Net Embedded Derivatives (7)	Separate Account Assets (8)
	(In millions)
Year Ended December 31, 2011:
Balance at January 1,	$214	$22	$173	$(61)	$11	$12	$677	$133
Total realized/unrealized gains (losses) included in:
Net income (loss): (1), (2)
Net investment income	—	—	—	—	—	—	—	—
Net investment gains (losses)	(24)	2	(1)	—	—	—	—	(7)
Net derivative gains (losses)	—	—	—	50	(10)	32	254	—
OCI	1	(6)	—	199	—	—	—	—
Purchases (3)	—	9	10	—	—	3	—	5
Sales (3)	(115)	(6)	(172)	—	—	—	—	(1)
Issuances (3)	—	—	—	—	(1)	(4)	—	—
Settlements (3)	—	—	—	(13)	(1)	—	78	—
Transfers into Level 3 (4)	—	—	—	(1)	—	—	—	—
Transfers out of Level 3 (4)	—	—	—	—	—	—	—	—
Balance at December 31,	$76	$21	$10	$174	$(1)	$43	$1,009	$130
Changes in unrealized gains (losses) included in net income (loss): (5)
Net investment income	$—	$—	$—	$—	$—	$—	$—	$—
Net investment gains (losses)	$(3)	$—	$—	$—	$—	$—	$—	$—
Net derivative gains (losses)	$—	$—	$—	$39	$(10)	$33	$256	$—
______________

(1)
Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).

(2)	Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(3)	Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(4)
Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(5)	Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.

(6)	Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(7)	Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(8)
Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income. For the purpose of this disclosure, these changes are presented within net investment gains (losses).

Fair Value Option
The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

	December 31,
	2013	2012
	(In millions)
Assets: (1)
Unpaid principal balance	$1,528	$2,539
Difference between estimated fair value and unpaid principal balance	70	127
Carrying value at estimated fair value	$1,598	$2,666
Liabilities: (1)
Contractual principal balance	$1,436	$2,444
Difference between estimated fair value and contractual principal balance	25	115
Carrying value at estimated fair value	$1,461	$2,559
______________

(1)
These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs — FVO is recognized in net investment income. Interest expense from long-term debt of CSEs — FVO is recognized in other expenses.

Nonrecurring Fair Value Measurements
The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates; that is, they are not measured at fair value on a recurring basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

	At December 31,			Years Ended December 31,
	2013	2012	2011	2013	2012	2011
	Carrying Value After Measurement			Gains (Losses)
	(In millions)
Mortgage loans, net (1)	$36	$65	$8	$(4)	$4	$8
Other limited partnership interests (2)	$5	$6	$5	$(6)	$(3)	$(2)
Real estate joint ventures (3)	$1	$2	$—	$(1)	$(3)	$—
Goodwill (4)	$—	$—	$—	$(66)	$(394)	$—
______________

(1)
Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(3)
For these cost method investments, estimated fair value is determined from information provided in the financial statements of the underlying entities including NAV data. These investments include several real estate funds that typically invest primarily in commercial real estate. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next one to 10 years. Unfunded commitments for these investments at both December 31, 2013 and 2012 were not significant.

(4)
As discussed in Note 10, in 2013, the Company recorded an impairment of goodwill associated with the Retail Life & Other reporting unit. In addition, in 2012, the Company recorded an impairment of goodwill associated with the Retail Annuities reporting unit. These impairments have been categorized as Level 3 due to the significant unobservable inputs used in the determination of the estimated fair value.

Fair Value of Financial Instruments Carried at Other Than Fair Value
The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

	December 31, 2013
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$6,120	$—	$—	$6,427	$6,427
Policy loans	$1,219	$—	$872	$407	$1,279
Real estate joint ventures	$55	$—	$—	$98	$98
Other limited partnership interests	$78	$—	$—	$89	$89
Other invested assets	$931	$—	$995	$—	$995
Premiums, reinsurance and other receivables	$5,928	$—	$24	$6,282	$6,306
Liabilities
PABs	$20,875	$—	$—	$21,987	$21,987
Long-term debt	$790	$—	$1,009	$—	$1,009
Other liabilities	$258	$—	$96	$162	$258
Separate account liabilities	$1,448	$—	$1,448	$—	$1,448

	December 31, 2012
		Fair Value Hierarchy
	Carrying Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Mortgage loans	$6,491	$—	$—	$7,009	$7,009
Policy loans	$1,216	$—	$861	$450	$1,311
Real estate joint ventures	$59	$—	$—	$101	$101
Other limited partnership interests	$94	$—	$—	$103	$103
Other invested assets	$432	$—	$548	$—	$548
Premiums, reinsurance and other receivables	$6,015	$—	$86	$6,914	$7,000
Liabilities
PABs	$22,613	$—	$—	$24,520	$24,520
Long-term debt	$791	$—	$1,076	$—	$1,076
Other liabilities	$237	$—	$81	$156	$237
Separate account liabilities	$1,296	$—	$1,296	$—	$1,296